Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 — Subsequent Events

The Company has performed an evaluation of subsequent events through the date the Company’s consolidated financial statements were issued. No material subsequent events, other than the items disclosed below, have occurred that required recognition or disclosure in these consolidated financial statements.

Investment in Alexan CityCentre Property

On July 1, 2014, through a wholly-owned subsidiary of our Operating Partnership, we made a convertible preferred equity investment in a multi-tiered joint venture along with Bluerock Growth Fund, LLC (“BGF”), Fund II and Fund III (collectively, the “BRG Co-Investors”), which are affiliates of our Manager, and an affiliate of Trammell Crow Residential (“TCR”), to develop a 340-unit class A, apartment community located in Houston, Texas, to be known as Alexan CityCentre (the “Alexan CityCentre Property”). The material features of the investment in the joint venture and the development project are described below.
For development of the Alexan CityCentre Property and funding of any required reserves, the Company has made a capital commitment of $6,564,557, to acquire 100% of the preferred membership interests in BR T&C BLVD Member, LLC (“BR Alexan Member”) through a wholly-owned subsidiary of the Company’s Operating Partnership, BRG T&C BLVD Houston, LLC (“BRG Alexan”). The BRG Co-Investors’, holders of common membership interest, budgeted development-related capital commitments are as follows: BGF, $6.500 million; Fund II, $6.274 million; and Fund III, $4.360 million, to acquire 37.93%, 36.62% and 25.45% of the common membership interests in the BR Alexan Member, respectively.
Under the operating agreement for BR Alexan Member, our preferred membership interest earns and shall be paid on a current basis a preferred return at the annual rate of 15.0% times the outstanding amount of our capital contributions made pursuant to our capital commitment. To date (i) we have funded $4,382,974 of our capital commitment leaving $2,181,583 remaining to be funded and (ii) the BRG Co-Investors have funded $14,480,886 with $2,653,114 remaining to be funded. BR Alexan Member may call for capital contributions in accordance with the requirements of the development budget for the Alexan CityCentre Property and we are obligated to fund our share of them (limited by the amount of our capital commitment) within ten (10) days of our receipt of written notice of any such capital call, or the preferred return on our outstanding capital contributions shall be reduced to 7.0% annually.
BR Alexan Member is required to redeem our preferred membership interests on the earlier of the date which is six (6) months following the maturity of the construction loan (including any extensions thereof but excluding refinancing), or any acceleration or due date of the construction loan. On the redemption date, BR Alexan Member is required to pay us an amount equal to our outstanding net capital contributions to BR Alexan Member plus any accrued but unpaid preferred return. If BR Alexan Member does not redeem our preferred membership interest in full on the required redemption date, then any of our net capital contributions remaining outstanding shall accrue a preferred return at the rate of 20.0% per annum.
We have the right, in our sole discretion, to convert our preferred membership interest in BR Alexan Member into a common membership interest for a period of six months from and after the date upon which 70% of the units in the Alexan CityCentre Property have been leased (the “Conversion Trigger Date”). Assuming that we and the BRG Co-Investors have made all of our budgeted development-related capital contributions as required, and all accrued preferred returns have been paid to us, upon conversion we will receive a common membership interest of 18.5% of the aggregate common membership interest in BR Alexan Member (the “Expected Interest”), and the membership percentages of the BRG Co-Investors shall be adjusted accordingly. If the facts as of the Conversion Trigger Date are substantially different from the capital investment assumptions resulting in our receipt of the Expected Interest, then we and the BRG Co-Investors are required to confer and determine in good faith a new common membership interest percentage relative to our conversion.
Prior to the exercise of the conversion right, BGF, Fund II and Fund III shall be the managers of BR Alexan Member, and shall have the power and authority to govern the business of BR Alexan Member, subject to the approval of certain “major decisions” by members holding a majority of the membership interests and subject to the further requirement that our economic interests and other rights in and to the Alexan CityCentre Property may not be diluted or altered without our prior written consent.

Investment in UCF Orlando Property

On July 30, 2014, through a wholly owned subsidiary of our Operating Partnership, we made a convertible preferred equity investment in a multi-tiered joint venture along with Fund I, an affiliate of our Manager, and CDP UCFP Developer, LLC, a Georgia limited liability company, a non-affiliated entity, to develop a 296-unit class A apartment community located in Orlando, Florida, located in close proximity to the University of Central Florida and Central Florida Research Park, and will be a featured component of a master-planned, Publix-anchored retail development known as Town Park (the “UCF Orlando Property”). The material features of the investment in the joint venture and the development project are described below.
For development of the UCF Orlando Property and funding of any required reserves, the Company has made a capital commitment of $3,629,345 to acquire 100% of the preferred membership interests in BR Orlando UCFP, LLC (“BR Orlando JV Member”) through a wholly-owned subsidiary of our Operating Partnership, BRG UCFP Investor, LLC.
Under the limited liability company agreement for BR Orlando JV Member, our preferred membership interest earns and shall be paid on a current basis a preferred return at the annual rate of 15.0% on the outstanding amount of our capital contributions made pursuant to our capital commitment. To date (i) we have fully funded our $3,629,345 capital commitment and (ii) Fund I has funded $4,885,290.
We are not required to make any additional capital contributions beyond our capital commitment. However, if BR Orlando JV Member makes an additional capital call and Fund I does not fully fund it, then we may elect to fund such shortfall as an additional capital contribution, in which case those contributions will accrue a preferred return at the annual rate of 20.0% on the outstanding amount of such capital contributions.
BR Orlando JV Member is required to redeem our preferred membership interests on the earlier of the date which is six (6) months following the maturity of the construction loan (including any extensions thereof but excluding refinancing), or any acceleration of the construction loan. On the redemption date, BR Orlando JV Member is required to pay us an amount equal to our outstanding net capital contributions to BR Orlando JV Member plus any accrued but unpaid preferred return. If BR Orlando JV Member does not redeem our preferred membership interest in full on the required redemption date, then any of our net capital contributions remaining outstanding shall accrue preferred return at the rate of 20.0% per annum.
We have the right, in our sole discretion, to convert our preferred membership interest in BR Orlando JV Member into a common membership interest for a period of six (6) months from and after the date upon which 70% of the units in the UCF Orlando Property have been leased (the “Conversion Trigger Date”). Assuming that we and Fund I have made all capital contributions as required, and all accrued preferred returns have been paid to us, upon conversion we will receive a common membership interest of 31% of the aggregate common membership interest in BR Orlando JV Member (the “Expected Interest”), and the membership percentage of Fund I shall be adjusted accordingly. If the facts as of the Conversion Trigger Date are substantially different from the capital investment assumptions resulting in our receipt of the Expected Interest, then we and Fund I are required to confer and determine in good faith a new common membership interest percentage relative to our conversion.
Prior to the exercise of the conversion right, Fund I shall be the manager of BR Orlando JV Member, and shall have the power and authority to govern the business of BR Orlando JV Member, subject to the approval of certain “major decisions” by members holding a majority of the membership interests and subject to the further requirement that our economic interests and other rights in and to the UCF Orlando Property may not be diluted or altered without our prior written consent.

Declaration of Dividends

On July 10, 2014, the Company's Board of Directors declared monthly dividends for the third quarter of 2014 equal to a quarterly rate of $0.29 per share on the Company’s Class A common stock and $0.29 per share on the Company’s Class B common stock, payable to the stockholders of record as of July 25, 2014, August 25, 2014 and September 25, 2014, which will be paid in cash on August 5, 2014, September 5, 2014 and October 5, 2014, respectively. Holders of OP and LTIP Units are entitled to receive “distribution equivalents” at the same time as dividends are paid to holders of the Company's Class A common stock.
The declared dividends equal a monthly dividend on the Class A common stock and the Class B common stock as follows: $0.096667 per share for the dividend paid to stockholders of record as of July 25, 2014, $0.096667 per share for the dividend paid to stockholders of record as of August 25, 2014, and $0.096666 per share for the dividend paid to stockholders of record as of September 25, 2014. A portion of each dividend may constitute a return of capital for tax purposes. There is no assurance that the Company will continue to declare dividends or at this rate.

Distributions Paid

The following distributions were paid to the Company's holders of Class A, Class B-1, Class B-2 and B-3 common stock as well as holders of OP and LTIP Units subsequent to June 30, 2014.

Shares	Declaration Date	Record Date	Date Paid	Distributions per Share	Total Distribution
Class A Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$434,590
Class B-1 Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$34,184
Class B-2 Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$34,184
Class B-3 Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$34,184
OP Units	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$27,333
LTIP Units	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$31,473
Class A Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$434,590
Class B-1 Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$34,184
Class B-2 Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$34,184
Class B-3 Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$34,184
OP Units	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$27,333
LTIP Units	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$31,473
Total					$1,191,896

Note 14 — Subsequent Events

The Company has performed an evaluation of subsequent events through the date the Company’s consolidated financial statements were issued. No material subsequent events, other than the items disclosed below, have occurred that required recognition or disclosure in these financial statements.

Termination of Creekside Purchase and Sale Agreement

As previously disclosed, on December 12, 2013, BR Creekside, LLC, or BR Creekside, a special-purpose entity in which the Company holds a 24.706% indirect equity interest, entered into an Agreement of Purchase and Sale, or Purchase Agreement, with Prominent Realty Group of Georgia, Inc., or PRG, an unaffiliated third party, for the sale of BR Creekside’s entire interest in The Reserve at Creekside Village, a 192-unit garden-style apartment community located in Chattanooga, Tennessee (the “Creekside property”). The sale price for the Creekside property was to be $19,600,000, subject to deduction for the existing mortgage indebtedness on the Creekside property in the approximate amount of $12,600,000 and to certain prorations and adjustments typical in a real estate transaction. The net proceeds to the Company, after payment of closing costs and fees, were expected to be approximately $1,350,000.

The Purchase Agreement provided PRG with a period of time to inspect the Creekside property (the “Inspection Period”), which Inspection Period was extended to January 17, 2014 pursuant to an amendment to the Purchase Agreement. PRG ultimately was not comfortable with the size and dynamics of the Chattanooga, Tennessee market and exercised its right to terminate the Purchase Agreement prior to the expiration of the Inspection Period by delivering written notice of termination of the Purchase Agreement to BR Creekside on January 16, 2014 and the Purchase Agreement was effectively terminated as of January 16, 2014. In connection with the termination of the Purchase Agreement, PRG received a return of its earnest money in the amount of $250,000.

Distributions Paid

The following distributions have been declared and paid subsequent to December 31, 2013:

Distributions Declared Daily For Month Listed	Date Paid	Total Cash Distribution
December 2013	January 2, 2014	$143,504
January 2014	February 3, 2014	$143,504

  Stockholder Approval of 2014 Individuals Plan and 2014 Entities Plan; Termination of Former Incentive Plan

On December 16, 2013, the Board adopted, and on January 23, 2014 the stockholders approved, the 2014 Individuals Plan and the 2014 Equity Incentive Plan for Entities (the “2014 Entities Plan”). Upon the approval by the stockholders of the 2014 Individuals Plan and the 2014 Entities Plan, the Former Incentive Plan was terminated. The 2014 Individuals Plan provides for the grant of options to purchase shares of common stock, stock awards, stock appreciation rights, performance units, incentive awards and other equity-based awards. Going forward, members of the Board are eligible to receive grants under the 2014 Individuals Plan as determined by the Board or compensation committee established by the Board.

Sponsor’s Agreement to Provide Us Financial Support and to Defer Payment of Certain Fees

On February 12, 2014, the Company’s Sponsor, Bluerock Real Estate, LLC, confirmed its agreement to provide financial support to the Company sufficient for it to satisfy in the ordinary course of business its obligations and debt service requirements, including those related to the filing of the registration statement to sell shares of its Class A common stock in an underwritten public offering, if the Company is unable to satisfy those expenses as they ordinarily come due after it has expended best efforts to satisfy those expenses by means available to it, and satisfy all liabilities and obligations of the Company that it is unable to satisfy when due, after it has expended best efforts to satisfy those expenses by means available to it, through the earlier of (1) February 15, 2015 or (2) the initial closing date of an underwritten public offering to sell shares of the Company’s Class A common stock. In addition, the Company’s Sponsor has agreed to defer payment of property and asset management fees and operating expenses that are allocated to it, acquisition fees, property and asset management fees and other costs, and operating expenses which have been accrued as of December 31, 2013, and offering costs advanced on the Company’s behalf.